OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, RESTRUCTURING AND SPECIFIC PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2026
Expenses by nature [abstract]
Disclosure of operating expenses before credit impairment restructuring and specific provisions	For the half year to

	30 June 2026	30 June 2025
	£m	£m
Staff costs	590	596
Operational losses (See Note 21)	48	42
Other administration expenses	533	503
Depreciation, amortisation and impairment	168	174
	1,339	1,315